UST Acquisition	12 Months Ended
Dec. 31, 2011
UST Acquisition [Abstract]
UST Acquisition

Note 3. UST Acquisition:

On January 6, 2009, Altria Group, Inc. acquired all of the outstanding common stock of UST. The transaction was valued at approximately $11.7 billion, which represented a purchase price of $10.4 billion and approximately $1.3 billion of UST debt, which together with acquisition-related costs and payments of approximately $0.6 billion (consisting primarily of financing fees, the funding of UST's non-qualified pension plans, investment banking fees and the early retirement of UST's revolving credit facility), represented a total cash outlay of approximately $11 billion.

In connection with the acquisition of UST, Altria Group, Inc. had in place at December 31, 2008, a 364-day term bridge loan facility ("Bridge Facility"). On January 6, 2009, Altria Group, Inc. borrowed the entire available amount of $4.3 billion under the Bridge Facility, which was used along with available cash of $6.7 billion, representing the net proceeds from the issuances of senior unsecured long-term notes in November and December 2008, to fund the acquisition of UST. In February 2009, Altria Group, Inc. also issued $4.2 billion of senior unsecured long-term notes. The net proceeds from the issuance of these notes, along with available cash, were used to prepay all of the outstanding borrowings under the Bridge Facility. Upon such prepayment, the Bridge Facility was terminated.

UST's financial position and results of operations have been consolidated with Altria Group, Inc. as of January 6, 2009. Pro forma results of Altria Group, Inc., for the year ended December 31, 2009, assuming the acquisition had occurred on January 1, 2009, would not be materially different from the actual results reported for the year ended December 31, 2009.

During the fourth quarter of 2009, the allocation of purchase price relating to the acquisition of UST was completed. The following amounts represent the fair value of identifiable assets acquired and liabilities assumed in the UST acquisition:

(in millions)
Cash and cash equivalents	$163
Inventories	796
Property, plant and equipment	688
Other intangible assets:
Indefinite-lived trademarks	9,059
Definite-lived (20-year life)	60
Short-term borrowings	(205)
Current portion of long-term debt	(240)
Long-term debt	(900)
Deferred income taxes	(3,535)
Other assets and liabilities, net	(540)
Noncontrolling interests	(36)

Total identifiable net assets	5,310
Total purchase price	10,407

Goodwill	$5,097

The excess of the purchase price paid by Altria Group, Inc. over the fair value of identifiable net assets acquired in the acquisition of UST primarily reflects the value of adding USSTC and its subsidiaries to Altria Group, Inc.'s family of tobacco operating companies (PM USA and Middleton), with leading brands in cigarettes, smokeless products and machine-made large cigars, and anticipated annual synergies of approximately $300 million resulting primarily from reduced selling, general and administrative, and corporate expenses. None of the goodwill or other intangible assets will be deductible for tax purposes.

The assets acquired, liabilities assumed and noncontrolling interests of UST have been measured as of the acquisition date. In valuing trademarks, Altria Group, Inc. estimated the fair value using a discounted cash flow methodology. No material contingent liabilities were recognized as of the acquisition date because the acquisition date fair value of such contingencies cannot be determined, and the contingencies are not both probable and reasonably estimable. Additionally, costs incurred to effect the acquisition, as well as costs to restructure UST, are being recognized as expenses in the periods in which the costs are incurred. For the years ended December 31, 2011, 2010 and 2009, Altria Group, Inc. incurred pre-tax acquisition-related charges, as well as restructuring and integration costs, consisting of the following:

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Asset impairment and exit costs	$(4)	$6	$202
Integration costs	3	18	49
Inventory adjustments	6	22	36
Financing fees			91
Transaction costs			60

Total	$5	$46	$438

Total acquisition-related charges, as well as restructuring and integration costs incurred since the September 8, 2008 announcement of the acquisition, were $547 million as of December 31, 2011. As of December 31, 2011, pre-tax charges and costs related to the acquisition of UST have been completed.